Taxation (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Income Tax Expense Benefit [Line Items]
Current income tax expenses	$ (363,081)	$ (1,280,181)	$ (1,200,896)
Deferred income tax benefits	179,990	109,664	555,133
Income tax expenses	$ (183,091)	$ (1,170,517)	$ (645,763)